Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] E.R. Vessels [Member]	Common Stock [Member] Delphin Vessels [Member]	Common Stock [Member] Eneti Vessels [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] E.R. Vessels [Member]	Additional Paid-in Capital [Member] Delphin Vessels [Member]	Additional Paid-in Capital [Member] Eneti Vessels [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Treasury Stock [Member] Songa Vessels [Member]	Total	Songa Vessels [Member]	E.R. Vessels [Member]	Delphin Vessels [Member]	Eneti Vessels [Member]	AOCI Attributable to Parent [Member]
Beginning balance, value at Dec. 31, 2018	$ 926				$ 2,502,429				$ (980,165)	$ (3,145)		$ 1,520,045					$ 0
Beginning balance, shares at Dec. 31, 2018	92,627,349
Net income / (loss)	$ 0				0				(16,201)	0		(16,201)
Other comprehensive income / (loss)												0
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10)	883,700
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10)	$ 9				7,934							7,943
Dividend declared and paid $0.05 and $0.05 per share in 2019 and 2020, respectively and dividend declared $2.25 per share in 2021 (Note 8)	$ 0				0				(4,804)	0		(4,804)
Acquisition of Vessel, value											$ (93)		$ (93)
Acquisition of vessels (Note 8)		999,336	4,503,370
Acquisition of vessels (Note 8)		$ 10	$ 45			$ 10,055	$ 47,470							$ 10,065	$ 47,515
Purchase of treasury stock (Note 8)	(2,940,558)
Purchase of treasury stock (Note 8)	$ (29)				(23,546)					3,145		(20,430)
Ending balance, shares at Dec. 31, 2019	96,073,197
Ending balance, value at Dec. 31, 2019	$ 961				2,544,342				(1,001,170)	(93)		1,544,040					0
Net income / (loss)	$ 0				0				9,660	0		9,660
Other comprehensive income / (loss)												(3,993)					(3,993)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10)	1,073,490
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10)	$ 10				4,614							4,624
Dividend declared and paid $0.05 and $0.05 per share in 2019 and 2020, respectively and dividend declared $2.25 per share in 2021 (Note 8)	$ 0				0				(4,804)	0		(4,804)
Ending balance, shares at Dec. 31, 2020	97,146,687
Ending balance, value at Dec. 31, 2020	$ 971				2,548,956				(996,314)	(93)		1,549,527					(3,993)
Net income / (loss)	0				0				680,530	0		680,530
Offering expenses	0				(292)				0	0		(292)
Other comprehensive income / (loss)												10,926					10,926
Cancellation of treasury stock (Note 8)	$ 0				(93)				0	93		0
Cancellation of treasury stock (Note 8)	(6,971)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10)	521,310
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10)	$ 5				10,330							10,335
Dividend declared and paid $0.05 and $0.05 per share in 2019 and 2020, respectively and dividend declared $2.25 per share in 2021 (Note 8)	$ 0				0				(230,473)	0		(230,473)
Acquisition of vessels (Note 8)		2,100,000		3,000,000
Acquisition of vessels (Note 8)		$ 21		$ 30		$ 22,147		$ 47,545						$ 22,168		$ 47,575
Purchase of treasury stock (Note 8)	(466,268)
Purchase of treasury stock (Note 8)	$ (4)				(10,274)							(10,278)
Ending balance, shares at Dec. 31, 2021	102,294,758
Ending balance, value at Dec. 31, 2021	$ 1,023				$ 2,618,319				$ (546,257)	$ 0		$ 2,080,018					$ 6,933